Accumulated Other Comprehensive Income (Loss) (Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance costs	¥ (384,753)	¥ (433,863)	¥ (373,906)
Interest expense	(169,051)	(188,328)	(127,618)
Income tax (expense) or benefit	(128,828)	(131,388)	(95,245)
Net Income	351,635	338,587	296,933
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	497	(2,089)	511
Income tax (expense) or benefit	347	749	(90)
Net Income	844	(1,340)	421
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Sales of debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on investment securities and dividend	1,004	231	155
Life insurance premiums and related investment income	(9,010)	(7,184)	(765)
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Amortization of debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues	1,732	756	509
Life insurance premiums and related investment income	6,771	4,108	1,148
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Others
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Write-downs of securities and other			(536)
Reclassification adjustment included in net income | Debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance costs	4	19	18
Total before income tax	4	19	18
Income tax (expense) or benefit	(1)	(5)	(5)
Net Income	3	14	13
Reclassification adjustment included in net income | Defined benefit pension plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit	394	438	376
Amortization of net actuarial loss	84	(70)	(88)
Amortization of transition obligation	(1)	(1)	(1)
Settlements	148
Total before income tax	625	367	287
Income tax (expense) or benefit	(181)	(101)	(76)
Net Income	444	266	211
Reclassification adjustment included in net income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and equity method investments and liquidation losses, net	903	109	8,776
Total before income tax	(25,689)	(14,843)	(5,897)
Income tax (expense) or benefit	7,963	4,601	1,806
Net Income	(17,726)	(10,242)	(4,091)
Reclassification adjustment included in net income | Foreign currency translation adjustments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and equity method investments and liquidation losses, net/Interest expense/Other (income) and expense	(26,592)	(14,952)	(14,673)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	(11,501)	3,892	(1,846)
Income tax (expense) or benefit	2,635	(945)	408
Net Income	(8,866)	2,947	(1,438)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Interest rate swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	446	114	(175)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	(694)
Interest expense /Other (income) and expense			0
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Foreign currency swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense	(11,239)	¥ 3,778	¥ (1,671)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Options held/written and other
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income	¥ (14)